Capital and reserves - Treasury shares (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Capital and reserves
Treasury shares	€ 2,705	€ 0	€ 1,970
Purchased during the year (in shares)	1,566,793
Purchase of treasury shares	€ 3,837		4,300
Surrendered during the year (in shares)	(1,280,829)
Ending balance (in shares)	285,964
Beginning balance	€ 0	1,970
Issued during the year		1,815	2,330
Surrendered during the year	(1,132)
Ending balance	€ 2,705	€ 0	€ 1,970